Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Receivables from governmental authorities	$ 230	$ 73
Prepaid expenses	10	180
Total other current assets	$ 240	$ 253